NOTE 1 - Organization and Summary of Significant Accounting Policies: Revenue Recognition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Details
Revenue	$ 97	$ 220	$ 151	$ 300	$ 548	$ 413